Accounts Receivable And Accrued Revenues (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable And Accrued Revenues [Abstract]
Trade Receivables and Accrued Revenues	$ 905	$ 991
Prepaids, Deposits and Other	350	103
Accounts Receivable and Accrued Revenues Gross	1,255	1,094
Allowance for Doubtful Accounts	(19)	(19)
Accounts Receivable and Accrued Revenues	$ 1,236	$ 1,075